Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 107 .34%
ASSET-BACKED SECURITIES — 18 .21% **
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.25% 10/17/34
1,2,3
$ 185,000 $ 184,678
Aimco CLO 14 Ltd.,
Series 2021-14A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
700,000 649,851
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.26% 10/16/28
1,2,3
8,103 8,104
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
1
450,000 475,997
BlueMountain CLO Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.77%)
1.89% 10/25/30
1,2,3
250,000 250,026
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.80%)
1.92% 01/15/33
1,2,3
250,000 250,039
Bombardier Capital Mortgage Securitization Corp.,
Series 1999-B, Class A2
6.98% 12/15/29
4
997,492 195,255
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A3
7.83% 06/15/30
4
1,658,345 366,980
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A4
8.29% 06/15/30
4
142,144 33,303
Carvana Auto Receivables Trust,
Series 2020-P1, Class R
0.00% 09/08/27
†,1
1,300 386,750
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
1,500 588,175
CIFC Funding Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/18/31
1,3,4
575,000 425,406
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(LIBOR USD 1-Month plus 1.75%)
1.85% 10/25/37
1,2
600,000 591,760
Citigroup Mortgage Loan Trust,
Series 2006-WF1, Class A2C (STEP-reset date 02/25/22)
4.82% 03/25/36 32,626 19,525
Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5
8.06% 09/01/29
4
3,422,743 921,676
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A5
7.97% 05/01/32 $ 1,992,158 $ 540,849
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.04% 10/15/52
1,4
740,679 44,543
CoreVest American Finance Trust,
Series 2021-1, Class XB (IO)
1.56% 04/15/53
1,4
4,459,000 433,230
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A4
(LIBOR USD 1-Month plus 0.16%)
0.26% 10/25/36
2
43,574 36,597
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-MH1, Class B1 (STEP-reset date 02/25/22)
6.25% 10/25/36
1
61,000 63,308
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF3 (STEP-reset date 02/25/22)
3.24% 01/25/37 1,060,215 427,169
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF6 (STEP-reset date 02/25/22)
3.24% 01/25/37 1,871,726 754,605
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 02/25/22)
3.63% 02/25/37 1,063,655 837,444
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.81% 05/15/32
1,2,3
925,000 925,526
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.02% 04/15/29
1,2,3
62,058 61,980
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.36% 08/15/30
1,2,3
10,000 10,004
Elmwood CLO VI Ltd.,
Series 2020-3A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.77% 10/20/34
1,2,3
440,000 438,776
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.42% 10/25/36
2
429,068 345,953
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.32% 03/25/37
2
774,905 488,842

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.66%)
0.76% 01/25/36
2
$ 26,610 $ 26,371
Gilbert Park CLO Ltd.,
Series 2017-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.31% 10/15/30
1,2,3
485,000 485,055
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.28% 10/20/34
1,2,3
250,000 250,169
Greenwood Park CLO Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/15/31
1,3,4
675,000 441,828
GSAA Home Equity Trust,
Series 2007-5, Class 1F3B
6.00% 05/25/37
4
4,300,000 568,069
GSAA Home Equity Trust,
Series 2007-5, Class 1F5B (STEP-reset date 02/25/22)
6.44% 05/25/37 1,987,261 254,941
GSAA Home Equity Trust,
Series 2007-5, Class 2A2A
(LIBOR USD 1-Month plus 0.46%)
0.56% 04/25/47
2
924,186 561,587
GSAA Trust,
Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.20%)
0.30% 03/25/47
2
166,316 17,973
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A5 (STEP-reset date 02/25/22)
4.72% 12/25/36 271,129 125,738
Invesco CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/15/34
1,3,4
650,000 542,383
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
45,111 50,157
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
46,383 50,651
JPMorgan Chase Bank Auto Credit Linked Notes,
Series 2021-1, Class R
28.35% 09/25/28
1
538,873 614,004
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH2, Class AF3 (STEP-reset date 02/25/22)
5.46% 09/25/29 565,412 431,970
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF4 (STEP-reset date 02/25/22)
6.08% 08/25/36 591,628 460,764
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF5 (STEP-reset date 02/25/22)
6.34% 08/25/36 298,259 234,217
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A5 (STEP-reset date 02/25/22)
6.91% 07/25/36 $ 1,838,085 $ 735,115
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6 (STEP-reset date 02/25/22)
4.69% 11/25/36 9,300 9,534
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF2 (STEP-reset date 02/25/22)
4.50% 01/25/37 452,259 298,723
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF3 (STEP-reset date 02/25/22)
4.50% 10/25/30 694,337 482,165
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.11% 03/20/30
1,2,3
500,000 499,610
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class M1
6.63% 04/15/40
4
1,037,892 1,095,591
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
0.60% 08/25/46
2
250,346 243,240
Lehman XS Trust,
Series 2006-17, Class 1AIO (IO)
0.60% 08/25/46
5,6
9,231,468 202,306
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.22%)
0.32% 08/25/36
2
778,626 395,316
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2B
(LIBOR USD 1-Month plus 0.13%)
0.23% 06/25/37
2
585,148 551,389
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2B
(LIBOR USD 1-Month plus 0.30%)
0.40% 11/25/37
2
868,751 393,912
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 6,817 7,156
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
44,396 47,263
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 3,073 3,188
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
0.35% 06/25/37
2
26,125 25,789
Navient Student Loan Trust,
Series 2018-4A, Class B
(LIBOR USD 1-Month plus 1.30%)
1.40% 06/27/67
1,2
850,000 842,389

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
1.00% 06/25/54
1,2
$ 630,000 $ 635,233
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class SUB
(Cayman Islands)
0.12% 04/16/33
1,3,4
275,000 236,657
Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2
7.48% 08/15/27 456,847 424,010
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01% 03/15/20
4
8,775 8,895
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.31% 11/20/30
1,2,3
325,000 325,059
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.37% 10/19/32
1,2,3
275,000 275,030
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.25% 01/17/31
1,2,3
725,000 725,029
Palmer Square CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
625,000 552,609
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.02% 10/24/27
1,2,3
15,928 15,930
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.68% 04/20/28
1,2,3
10,000 10,002
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
1.35% 01/25/36
2
13,194 13,348
PHEAA Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.69% 08/25/40
1,2
37,506 37,087
Progress Residential Trust,
Series 2019-SFR1, Class A
3.42% 08/17/35
1
347,657 348,313
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust,
Series 2019-SFR2, Class A
3.15% 05/17/36
1
$ 330,781 $ 333,061
Progress Residential,
Series 2021-SFR1, Class H
5.00% 04/17/38
1
750,000 760,801
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.32% 12/25/36
2
60,000 59,974
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
1.14% 10/15/29
1,2,3
55,000 54,965
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.32% 10/20/30
1,2,3
475,000 474,991
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 02/25/22)
2.92% 01/25/36 114,353 105,446
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.25% 12/25/36
2
996,431 700,100
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
524,871 524,871
SLM Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.50%)
0.62% 07/25/39
2
192,238 183,742
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.29% 07/25/25
2
115,000 107,104
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.82% 07/25/23
2
92,052 92,494
SLM Student Loan Trust,
Series 2008-7, Class A4
(LIBOR USD 3-Month plus 0.90%)
1.02% 07/25/23
2
16,702 16,652
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
1.97% 07/26/83
2
10,000 10,063
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
0.35% 07/25/37
2
330,297 300,949

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust,
Series 2007-OPT4, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
1.10% 09/25/37
2
$ 452,842 $ 396,625
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
†,1,3,4
975,000 931,121
TAL Advantage VII LLC,
Series 2020-1A, Class A
2.05% 09/20/45
1
538,625 535,855
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class B
(Bermuda)
2.52% 02/20/46
1,3
765,333 755,158
Textainer Marine Containers VIII Ltd.,
Series 2020-2A, Class A
(Bermuda)
2.10% 09/20/45
1,3
511,191 509,191
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
494,083 491,251
Voya CLO Ltd.,
Series 2018-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.77% 01/15/32
1,2,3
250,000 249,988
Total Asset-Backed Securities
(Cost $35,165,935) 32,906,518
BANK LOANS — 7 .99% *
Communications — 1 .08%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
123,737 122,491
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.61% 04/15/27
2
49,496 48,939
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 08/02/27
2
342,125 342,881
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
2
124,063 124,156
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 3.25%)
5.25% 05/31/25
2
75,654 77,322
Intelsat Jackson Holdings SA,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 4.75%)
5.75% 10/13/22
2,3,7
1,000,000 1,001,565
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 8.00%)
9.00% 12/20/24
2
$ 248,125 $ 239,441
1,956,795
Consumer Discretionary — 0 .43%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.13%)
3.88% 12/23/27
2
148,875 148,131
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/01/28
2
272,938 273,521
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
2
248,125 249,392
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.09% 10/22/26
2
98,744 98,785
769,829
Electric — 0 .78%
Astoria Energy LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/10/27
2
270,386 270,117
Calpine Corp.,
Term Loan B9, 1st Lien
(LIBOR plus 2.00%)
2.11% 04/05/26
2
247,462 245,007
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 02/10/28
2
398,000 395,202
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 12/31/25
2
397,098 394,632
1.86% 12/31/25
2
97,363 96,759
1,401,717
Entertainment — 0 .55%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
2
123,771 96,178
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
2
751,453 901,273
997,451

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance — 0 .30%
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.60% 09/30/26
2
$ 272,247 $ 272,247
Schweitzer-Mauduit International, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/09/28
2
273,625 273,283
545,530
Food — 0 .05%
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/20/25
2
98,721 96,336
Gaming — 0 .22%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 12/27/24
2
395,876 394,887
Health Care — 1 .29%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
2.75% 11/08/27
2
99,251 99,324
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
275,000 275,344
Buckeye Partners LP,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.35% 11/01/26
2
247,500 246,881
Certara Holdco, Inc.,
Term Loan B
(LIBOR plus 3.50%)
3.60% 08/15/26
2
273,625 273,113
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 08/01/27
2
543,953 537,622
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
2.22% 12/30/26
2
272,229 270,868
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.25% 03/15/28
2
272,938 272,377
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.75% 07/03/28
2
203,270 203,594
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.50% 07/03/28
2
$ 50,645 $ 50,725
Pathway Vet Alliance LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 03/31/27
2
98,751 98,566
2,328,414
Industrials — 0 .49%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.86% 07/01/26
2
357,442 355,565
Charter NEX U.S., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/01/27
2
74,250 74,500
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
2
169,150 167,912
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/03/25
2
198,445 198,910
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
98,930 96,704
893,591
Information Technology — 1 .56%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 08/15/25
2
272,194 272,024
BJ's Wholesale Club, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 02/03/24
2
372,002 372,506
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/16/25
2
74,438 74,577
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.72% 08/14/25
2
272,194 267,912
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 10/01/27
2
248,120 249,082

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
IQVIA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/17/25
2
$ 369,469 $ 368,719
Nouryon USA LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.10% 10/01/25
2
312,284 311,602
Precision Medicine Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 11/18/27
2,8
350,308 349,432
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/24/28
2
274,313 273,842
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 03/06/28
2
273,625 274,841
2,814,537
Real Estate Investment Trust (REIT) — 0 .28%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 07/01/28
2
250,881 250,119
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 02/17/28
2
248,125 248,281
498,400
Retail — 0 .60%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
2
173,251 172,186
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.75% 07/17/28
2
58,491 58,313
Sinclair Television Group, Inc.,
Term Loan B2B, 1st Lien
(LIBOR plus 2.50%)
2.61% 09/30/26
2
395,949 387,040
U.S. Anesthesia Partners, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
4.75% 10/02/28
2
473,813 473,251
1,090,790
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services — 0 .21%
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
$ 391,033 $ 387,285
Transportation — 0 .15%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.00% 09/01/27
2
275,000 274,656
Total Bank Loans
(Cost $14,297,415) 14,450,218
CORPORATES — 32 .06% *
Banking — 5 .13%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,4
200,000 200,144
Bank of America Corp.
3.00% 12/20/23
4
170,000 173,553
Bank of America Corp.
(MTN)
2.02% 02/13/26
4
375,000 380,207
2.09% 06/14/29
4
310,000 308,344
3.82% 01/20/28
4
125,000 135,568
Bank of America Corp.,
Series N
1.66% 03/11/27
4
865,000 858,737
Comerica, Inc.
5.63% 10/01/70
4
15,000 16,388
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
325,000 314,324
2.19% 06/05/26
1,3,4
195,000 196,217
2.59% 09/11/25
1,3,4
215,000 219,436
3.75% 03/26/25
3
80,000 84,957
Discover Bank
2.45% 09/12/24 230,000 235,464
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
220,000 217,114
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
525,000 513,724
2.01% 09/22/28
3,4
200,000 195,942
2.63% 11/07/25
3,4
150,000 154,070
4.29% 09/12/26
3,4
130,000 140,368
JPMorgan Chase & Co.
0.97% 06/23/25
4
280,000 277,529
1.58% 04/22/27
4
580,000 573,555
2.01% 03/13/26
4
25,000 25,330
2.08% 04/22/26
4
165,000 167,686
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
205,000 201,755
2.86% 03/17/23
3,4
220,000 220,862

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.91% 11/07/23
3,4
$ 185,000 $ 188,074
3.87% 07/09/25
3,4
30,000 31,709
Macquarie Group Ltd.
(Australia)
2.69% 06/23/32
1,3,4
100,000 99,679
2.87% 01/14/33
1,3,4
275,000 274,394
3.19% 11/28/23
1,3,4
135,000 137,383
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
500,000 529,650
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
325,000 322,150
1.67% 06/14/27
3,4
290,000 284,458
3.37% 01/05/24
3,4
35,000 35,766
4.80% 11/15/24
3,4
245,000 260,145
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
345,000 350,349
2.39% 06/02/28
4
745,000 757,712
2.41% 10/30/25
4
180,000 184,553
9,267,296
Communications — 4 .82%
AT&T, Inc.
2.55% 12/01/33 897,000 878,312
4.75% 05/15/46 125,000 151,320
Cable One, Inc.
4.00% 11/15/30
1
167,000 165,330
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38% 05/01/47 141,000 169,009
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
751,000 380,194
6.63% 08/15/27
1
740,000 209,050
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
1
275,000 281,879
DISH Network Corp.
3.38% 08/15/26 837,000 794,357
Gray Escrow II, Inc.
5.38% 11/15/31
1
265,000 273,152
Intelsat Jackson Holdings SA
(Luxembourg)
5.50% 08/01/23
3,9,10
535,000 242,842
8.50% 10/15/24
1,3,9,10
270,000 125,719
9.75% 07/15/25
1,3,9,10
360,000 166,438
Level 3 Financing, Inc.
3.63% 01/15/29
1
40,000 38,361
3.88% 11/15/29
1
410,000 417,763
Lumen Technologies, Inc.
5.38% 06/15/29
1
450,000 450,698
National CineMedia LLC
5.88% 04/15/28
1
757,000 680,479
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
$ 426,563 $ 446,831
5.15% 03/20/28
1
495,000 546,467
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
200,000 203,781
Time Warner Cable LLC
5.50% 09/01/41 80,000 97,188
T-Mobile USA, Inc.
2.25% 02/15/26 758,000 760,679
2.55% 02/15/31 99,000 98,581
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
324,000 326,575
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
560,000 549,707
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
60,000 69,832
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
185,000 182,579
8,707,123
Consumer Discretionary — 0 .73%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.90% 02/01/46 115,000 145,687
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
165,000 178,938
5.30% 05/15/48
1,3
115,000 150,435
BAT Capital Corp.
3.56% 08/15/27 165,000 173,327
4.39% 08/15/37 150,000 158,315
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
160,000 171,758
Reynolds American, Inc.
4.45% 06/12/25 95,000 102,680
5.70% 08/15/35 100,000 118,904
5.85% 08/15/45 95,000 115,699
1,315,743
Electric — 0 .95%
Alliant Energy Finance LLC
1.40% 03/15/26
1
245,000 236,361
Duke Energy Carolinas LLC
4.00% 09/30/42 250,000 287,824
Eversource Energy,
Series O
4.25% 04/01/29 8,000 8,953
FirstEnergy Transmission LLC
2.87% 09/15/28
1
418,000 419,095

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.27%)
0.43% 02/22/23
2
$ 285,000 $ 284,630
Pennsylvania Electric Co.
4.15% 04/15/25
1
280,000 297,168
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 42,644
Tucson Electric Power Co.
3.85% 03/15/23 140,000 142,754
1,719,429
Energy — 3 .47%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
211,000 221,286
Energy Transfer LP
4.75% 01/15/26 10,000 10,915
4.90% 03/15/35 20,000 22,719
4.95% 06/15/28 100,000 112,586
Energy Transfer LP,
Series B
6.63% 02/15/70
4
733,000 697,208
Exxon Mobil Corp.
4.23% 03/19/40 70,000 82,789
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
200,000 196,500
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 430,000 450,887
Hess Corp.
5.60% 02/15/41 20,000 24,754
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
200,000 208,980
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
200,000 208,980
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
294,000 303,429
NGPL Pipe Co. LLC
4.88% 08/15/27
1
40,000 44,566
Occidental Petroleum Corp.
0.00% 10/10/36
11
644,000 366,494
Petroleos Mexicanos
(Mexico)
6.63% 06/15/35
3
5,000 4,813
6.75% 09/21/47
3
15,000 13,342
6.95% 01/28/60
3
5,000 4,444
7.69% 01/23/50
3
145,000 140,211
Petronas Capital Ltd.
(Malaysia)
3.50% 04/21/30
1,3
200,000 216,600
Rockies Express Pipeline LLC
4.80% 05/15/30
1
234,000 245,627
4.95% 07/15/29
1
215,000 231,100
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
$ 535,455 $ 502,675
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
65,000 78,182
Texas Eastern Transmission LP
2.80% 10/15/22
1
170,000 171,865
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 325,000 322,563
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
77,500 78,466
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
35,000 33,855
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
355,000 350,733
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 132,000 139,564
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
1
675,000 721,079
Williams Cos., Inc. (The)
4.30% 03/04/24 60,000 63,450
6,270,662
Entertainment — 0 .46%
Cinemark USA, Inc.
5.25% 07/15/28
1
385,000 376,260
WMG Acquisition Corp.
3.75% 12/01/29
1
450,000 449,438
825,698
Finance — 3 .53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.30% 01/30/32
3
410,000 418,256
3.65% 07/21/27
3
25,000 26,366
3.88% 01/23/28
3
5,000 5,315
4.45% 10/01/25
3
110,000 118,511
Air Lease Corp.
2.25% 01/15/23 25,000 25,317
Air Lease Corp.
(MTN)
2.88% 01/15/26 380,000 392,323
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
28,000 27,218
Capital One Financial Corp.
1.34% 12/06/24
4
360,000 362,308
Citigroup, Inc.
3.52% 10/27/28
4
435,000 466,970
Discover Financial Services
3.95% 11/06/24 105,000 111,807
Ford Motor Credit Co. LLC
4.25% 09/20/22 85,000 86,642

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
(LIBOR USD 3-Month plus 1.27%)
1.49% 03/28/22
2
$ 300,000 $ 299,866
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
130,000 129,493
1.22% 12/06/23 455,000 456,121
1.43% 03/09/27
4
575,000 563,426
1.95% 10/21/27
4
230,000 229,308
3.20% 02/23/23 100,000 102,583
3.27% 09/29/25
4
165,000 172,935
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
5,000 4,875
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
435,000 442,095
JPMorgan Chase & Co.
1.05% 11/19/26
4
270,000 262,929
Morgan Stanley
0.99% 12/10/26
4
145,000 140,732
1.59% 05/04/27
4
120,000 118,821
Morgan Stanley
(MTN)
1.16% 10/21/25
4
495,000 491,032
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
380,000 391,506
4.36% 08/01/24
1,3,4
130,000 136,189
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
30,000 30,972
5.50% 02/15/24
1,3
2,000 2,146
Pipeline Funding Co. LLC
7.50% 01/15/30
1
155,715 195,518
Raymond James Financial, Inc.
4.65% 04/01/30 145,000 168,173
6,379,753
Food — 1 .08%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
385,000 394,204
5.50% 01/15/30
1,3
376,000 409,532
Kraft Heinz Foods Co.
3.00% 06/01/26 185,000 193,809
4.88% 10/01/49 70,000 88,228
Pilgrim's Pride Corp.
4.25% 04/15/31
1
180,000 189,694
5.88% 09/30/27
1
184,000 194,426
Post Holdings, Inc.
5.50% 12/15/29
1
450,000 473,530
Smithfield Foods, Inc.
5.20% 04/01/29
1
5,000 5,716
1,949,139
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 3 .44%
180 Medical, Inc.
3.88% 10/15/29
1
$ 275,000 $ 279,111
AbbVie, Inc.
3.85% 06/15/24 10,000 10,591
4.50% 05/14/35 324,000 388,197
Amgen, Inc.
3.15% 02/21/40 100,000 102,459
Baxter International, Inc.
0.87% 12/01/23
1
260,000 258,985
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
255,000 276,053
4.38% 12/15/28
1
210,000 234,767
4.88% 06/25/48
1
80,000 98,559
Becton Dickinson and Co.
3.73% 12/15/24 3,000 3,191
Centene Corp.
2.45% 07/15/28 349,000 345,765
3.00% 10/15/30 323,000 328,891
CommonSpirit Health
2.78% 10/01/30 35,000 35,915
4.35% 11/01/42 100,000 114,679
CVS Health Corp.
5.05% 03/25/48 190,000 248,756
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
860,000 653,858
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
(Luxembourg)
6.13% 04/01/29
1,3
175,000 171,671
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
120,000 120,429
HCA, Inc.
4.13% 06/15/29 80,000 88,302
5.00% 03/15/24 10,000 10,761
5.25% 06/15/49 185,000 238,047
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
425,000 434,973
Molina Healthcare, Inc.
3.88% 11/15/30
1
763,000 793,563
4.38% 06/15/28
1
74,000 76,691
Mozart Debt Merger Sub, Inc.
3.88% 04/01/29
1
267,000 266,269
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
396,000 420,750
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
125,000 121,773
Tenet Healthcare Corp.
4.63% 06/15/28
1
96,000 98,760
6,221,766
Industrials — 1 .30%
Artera Services LLC
9.03% 12/04/25
1
669,000 706,888
BAE Systems Holdings, Inc.
3.85% 12/15/25

250,000 268,201

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Boeing Co. (The)
1.43% 02/04/24 $ 340,000 $ 339,787
Energizer Holdings, Inc.
4.38% 03/31/29
1
300,000 294,285
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.52% 05/05/26
2
57,000 55,888
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
52,000 45,154
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 17,000 23,213
OT Merger Corp.
7.88% 10/15/29
1
625,000 609,332
2,342,748
Information Technology — 0 .34%
Broadcom, Inc.
3.42% 04/15/33
1
175,000 182,973
Fiserv, Inc.
2.65% 06/01/30 10,000 10,158
Intel Corp.
3.05% 08/12/51 29,000 29,766
Oracle Corp.
2.88% 03/25/31 65,000 65,405
3.95% 03/25/51 320,000 333,158
621,460
Insurance — 0 .99%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
305,000 297,776
AmWINS Group, Inc.
4.88% 06/30/29
1
179,000 181,745
Athene Global Funding
1.99% 08/19/28
1
370,000 360,368
Farmers Exchange Capital II
6.15% 11/01/53
1,4
150,000 189,886
Farmers Exchange Capital III
5.45% 10/15/54
1,4
85,000 102,248
Farmers Insurance Exchange
4.75% 11/01/57
1,4
135,000 154,714
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 15,834
Nationwide Mutual Insurance Co.
2.49% 12/15/24
1,4
375,000 375,455
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
1
40,000 48,278
4.38% 09/15/54
1,4
65,000 67,249
1,793,553
Materials — 1 .09%
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
1,3
450,000 451,010
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
1,3
$ 450,000 $ 442,093
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
200,000 229,240
6.53% 11/15/28
3
200,000 241,414
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
170,000 166,828
Unifrax Escrow Issuer Corp.
5.25% 09/30/28
1
425,000 432,085
1,962,670
Real Estate Investment Trust (REIT) — 2 .18%
American Assets Trust LP
3.38% 02/01/31 500,000 513,095
American Campus Communities Operating Partnership LP
3.30% 07/15/26 55,000 58,007
3.63% 11/15/27 190,000 202,957
3.75% 04/15/23 60,000 61,639
3.88% 01/30/31 35,000 38,777
Boston Properties LP
2.75% 10/01/26 10,000 10,394
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6
200,000 39,500
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 5,000 5,167
3.45% 11/15/29 660,000 716,963
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 130,000 138,196
5.25% 06/01/25 465,000 511,617
5.38% 11/01/23 10,000 10,623
5.75% 06/01/28 10,000 11,560
Healthcare Realty Trust, Inc.
2.40% 03/15/30 120,000 119,632
Healthcare Trust of America Holdings LP
2.00% 03/15/31 140,000 132,637
Healthpeak Properties, Inc.
3.40% 02/01/25 2,000 2,101
Hudson Pacific Properties LP
3.95% 11/01/27 255,000 273,459
Invitation Homes Operating Partnership LP
2.30% 11/15/28 50,000 49,512
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
1
275,000 281,798
Kilroy Realty LP
2.50% 11/15/32 50,000 48,712
LXP Industrial Trust
2.70% 09/15/30 160,000 158,736
SL Green Operating Partnership LP
3.25% 10/15/22 420,000 426,580

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Sunac China Holdings Ltd.
(Cayman Islands)
6.50% 01/10/25
3
$ 210,000 $ 133,573
3,945,235
Retail — 1 .29%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
450,000 458,437
FirstCash, Inc.
5.63% 01/01/30
1
475,000 484,638
Golden Nugget, Inc.
6.75% 10/15/24
1
650,000 650,819
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
745,000 735,095
2,328,989
Services — 1 .18%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
434,000 425,045
HealthEquity, Inc.
4.50% 10/01/29
1
450,000 448,070
Hertz Corp. (The)
5.00% 12/01/29
1
425,000 428,188
IHS Markit Ltd.
(Bermuda)
3.63% 05/01/24
3
200,000 210,268
4.00% 03/01/26
1,3
200,000 216,665
4.75% 02/15/25
1,3
80,000 87,309
5.00% 11/01/22
1,3
10,000 10,327
Rent-A-Center, Inc.
6.38% 02/15/29
1
300,000 314,250
2,140,122
Transportation — 0 .08%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 22,758 22,402
JetBlue Airways Pass-Through Trust,
Series 1A
4.00% 11/15/32 70,092 75,513
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 27,440 27,765
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 13,664 14,351
140,031
Total Corporates
(Cost $58,289,601) 57,931,417
FOREIGN GOVERNMENT OBLIGATIONS — 3 .86%
Foreign Government Obligations — 3 .86%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
200,000 207,938
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
$ 200,000 $ 194,630
Canadian When Issued Government Bond (WI)
(Canada)
0.25% 11/01/23
3
1,640,000 1,287,890
0.75% 02/01/24
3
1,640,000 1,291,239
Chile Government International Bond
(Chile)
2.55% 01/27/32
3
200,000 199,602
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
400,000 365,240
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
150,000 152,960
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
200,000 199,240
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
200,000 197,235
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
212,000 207,039
3.75% 01/11/28
3
200,000 215,572
Panama Government International Bond
(Panama)
3.16% 01/23/30
3
200,000 207,763
3.88% 03/17/28
3
200,000 216,240
Paraguay Government International Bond
(Paraguay)
4.95% 04/28/31
1,3
200,000 225,250
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
200,000 194,020
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
200,000 224,820
4.50% 04/23/28
3
200,000 229,838
Republic of South Africa Government International Bond
(South Africa)
4.85% 09/30/29
3
200,000 207,060
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
100,000 101,580
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
400,000 426,757
Turkey Government International Bond
(Turkey)
3.25% 03/23/23

200,000 194,859

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
$ 200,000 $ 230,802
Total Foreign Government Obligations
(Cost $7,129,918) 6,977,574
MORTGAGE-BACKED — 44 .75% **
Non-Agency Commercial Mortgage-Backed — 12 .19%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XA (IO)
0.79% 09/15/48
4
7,147,298 187,136
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
500,000 17,758
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-ISQ, Class E
3.61% 08/14/34
1,4
273,000 262,699
BANK,
Series 2017-BNK5, Class XA (IO)
1.04% 06/15/60
4
138,365 5,257
BANK,
Series 2018-BN10, Class XA (IO)
0.71% 02/15/61
4
386,152 14,598
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2017-C1, Class XA (IO)
1.44% 02/15/50
4
134,889 7,973
BB-UBS Trust,
Series 2012-SHOW, Class XA (IO)
0.60% 11/05/36
1,4
3,109,000 52,158
BB-UBS Trust,
Series 2012-SHOW, Class XB (IO)
0.14% 11/05/36
1,4
1,395,000 7,229
Benchmark Mortgage Trust,
Series 2020-B18, Class AGNF
4.14% 07/15/53
1
449,000 447,214
BMO SBA COOF Trust,
Series 2019-1, Class A (IO)
1.57% 10/25/45
1,4
3,870,106 223,446
BX Commercial Mortgage Trust,
Series 2020-FOX, Class G
(LIBOR USD 1-Month plus 4.75%)
4.86% 11/15/32
1,2
623,675 628,284
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.39% 08/10/49
4
9,723,537 493,155
Century Plaza Towers,
Series 2019-CPT, Class F
3.00% 11/13/39
1,4
450,000 418,199
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.82% 09/10/46
4
4,037,560 44,890
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class XA (IO)
1.12% 03/10/47
4
970,513 18,800
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.96% 10/10/47
4
$ 10,090,198 $ 221,267
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.33% 02/10/48
4
1,706,972 58,770
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class XA (IO)
1.22% 02/10/49
4
5,645,435 233,592
Citigroup Commercial Mortgage Trust,
Series 2017-B1, Class XF (IO)
0.87% 08/15/50
1,4
11,628,000 444,650
Commercial Mortgage Lease-Backed Certificates-1,
Series 2001-CMLB, Class X (IO)
0.75% 06/20/31
1,4
3,717,528 44,617
Commercial Mortgage Trust,
Series 2012-CR1, Class XA (IO)
1.87% 05/15/45
4
428,577 159
Commercial Mortgage Trust,
Series 2012-CR2, Class XA (IO)
1.61% 08/15/45
4
759,744 3,750
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.83% 10/15/45
4
742,053 6,191
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.69% 10/15/45
4
791,375 6,447
Commercial Mortgage Trust,
Series 2012-LC4, Class XA (IO)
1.76% 12/10/44
1,4
598,785 6
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.55% 12/10/44
1,4
1,800,000 18
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.17% 03/10/46
4
5,106,481 55,075
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.06% 07/10/45
4
15,183,052 7,760
Commercial Mortgage Trust,
Series 2014-CR14, Class XA (IO)
0.55% 02/10/47
4
3,452,076 34,231
Commercial Mortgage Trust,
Series 2014-CR17, Class XA (IO)
0.96% 05/10/47
4
6,648,025 123,432
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.95% 08/10/47
4
970,415 19,771
Commercial Mortgage Trust,
Series 2014-CR19, Class XC (IO)
0.78% 08/10/47
1,4
1,200,000 20,434
Commercial Mortgage Trust,
Series 2014-LC15, Class XA (IO)
1.06% 04/10/47
4
3,435,942 64,164

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.06% 06/10/47
4
$ 3,174,838 $ 67,024
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.85% 09/10/47
4,5,6
30,969,823 571,263
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.86% 12/10/47
4
12,650,015 264,592
Commercial Mortgage Trust,
Series 2015-CR22, Class XA (IO)
0.88% 03/10/48
4
11,942,458 243,528
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
0.82% 08/10/48
4
8,415,084 203,738
Commercial Mortgage Trust,
Series 2015-LC21, Class XE (IO)
1.08% 07/10/48
1,4
10,015,000 354,391
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.71% 02/10/49
4
15,002,113 336,613
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA (IO)
0.74% 06/15/57
4
17,816,540 361,052
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class XA (IO)
0.85% 09/15/50
4
9,790,081 191,958
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.56% 06/15/52
4
567,537 54,435
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.76% 12/15/49
4
442,235 13,071
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
4.02% 12/15/22
1,2
425,000 425,593
CSMC,
Series 2020-522F, Class A
(LIBOR USD 1-Month plus 3.74%)
4.14% 09/16/25
1,2
400,000 400,437
DBJPM 16-C1 Mortgage Trust,
Series 2016-C1, Class XA (IO)
1.38% 05/10/49
4
8,979,460 422,081
DBUBS Mortgage Trust,
Series 2011-LC1A, Class XB (IO)
0.73% 11/10/46
1,4
25,345 25
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.47% 02/10/46
4
16,917,794 198,485
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.73% 08/10/43
1,4
10,386,108 77,942
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
1,4
181,961 2
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.00% 08/10/44
1,4
$ 795,854 $ 8
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
1.92% 11/10/45
4
657,182 5,781
GS Mortgage Securities Trust,
Series 2014-GC18, Class XA (IO)
0.98% 01/10/47
4
29,130,367 463,016
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.73% 07/10/48
4
34,754,869 779,938
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA (IO)
1.22% 10/10/48
4
5,573,513 213,319
GS Mortgage Securities Trust,
Series 2015-GS1, Class XA (IO)
0.76% 11/10/48
4
9,416,873 246,826
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.74% 05/10/49
4
256,745 16,124
GS Mortgage Securities Trust,
Series 2016-GS3, Class XA (IO)
1.20% 10/10/49
4
2,507,811 116,883
GS Mortgage Securities Trust,
Series 2016-GS4, Class XA (IO)
0.58% 11/10/49
4
15,375,824 360,920
GS Mortgage Securities Trust,
Series 2017-GS7, Class XA (IO)
1.11% 08/10/50
4
147,168 6,920
GSCG Trust,
Series 2019-600C, Class E
3.99% 09/06/34
1,4
261,000 256,244
GSCG Trust,
Series 2019-600C, Class G
3.99% 09/06/34
1,4
285,000 267,706
Hilton USA Trust,
Series 2016-SFP, Class E
5.52% 11/05/35
1
400,000 400,370
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA (IO)
0.66% 04/15/47
4
12,711,234 166,685
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XA (IO)
0.50% 07/15/48
4
21,820,339 336,651
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XNR (IO)
0.25% 07/15/48
1,4
48,265,099 294,844
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class XA (IO)
0.82% 08/15/48
4
7,408,079 193,052
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class XA (IO)
0.96% 03/15/50
4
5,132,432 194,921

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class XA (IO)
1.55% 06/15/49
4
$ 276,480 $ 13,480
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class XA (IO)
1.45% 05/15/45
4
399,482 150
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class XA (IO)
1.72% 10/15/45
4
592,682 3,871
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XA (IO)
0.86% 06/15/45
4
186,635 223
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XB (IO)
0.29% 06/15/45
1,4
127,297,235 273,231
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.39% 12/15/47
4
1,423,861 12,497
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class XA (IO)
0.93% 12/15/47
4
1,178,277 8,369
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.23% 04/15/46
4
2,640,856 29,813
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-ACE, Class XA (IO)
0.34% 01/10/37
1,4
2,000,000 21,189
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-LOOP, Class XB (IO)
0.25% 12/05/38
1,4
2,010,000 23,941
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XAFX (IO)
1.88% 01/16/37
1,4
450,000 21,211
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XBFX (IO)
0.57% 01/16/37
1,4
1,450,000 21,499
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class F
(Ireland)
(-1.00 X 3 month Euribor plus 3.65%)
3.65% 08/17/33
1,2,3
497,769 567,349
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class XW (IO)
0.44% 11/15/38
1,4
641,911 2,078
Med Trust,
Series 2021-MDLN, Class G
(LIBOR USD 1-Month plus 5.25%)
5.36% 11/15/38
1,2
420,000 418,565
Merit 2020-Hill,
Series 2020-HILL, Class F
(LIBOR USD 1-Month plus 4.10%)
4.21% 08/15/37
1,2
400,789 402,363
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class X (IO)
0.46% 03/12/51
1,4
14,460,373 61,861
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA (IO)
1.34% 08/15/45
1,4
$ 540,265 $ 1,333
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XC (IO)
0.06% 08/15/45
1,4
34,772,005 27,007
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-CKSV, Class XA (IO)
1.02% 10/15/30
1,4
1,102,103 4,262
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class XA (IO)
0.94% 11/15/46
4
2,459,542 32,423
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18, Class XA (IO)
0.64% 10/15/47
4
97,003 1,226
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.86% 03/15/48
4
3,426,618 75,987
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.02% 04/15/48
4
1,131,050 28,292
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.72% 05/15/48
4
7,506,546 163,440
Morgan Stanley Capital I Trust,
Series 2011-C2, Class XB (IO)
0.43% 06/15/44
1,4
11,563,338 45,482
Morgan Stanley Capital I Trust,
Series 2012-C4, Class XA (IO)
1.78% 03/15/45
1,4
70,634 1
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class F
(LIBOR USD 1-Month plus 2.60%)
2.71% 11/15/34
1,2
206,000 205,085
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,4
70,000 69,859
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class E
4.40% 08/15/36
1,4
395,000 350,638
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class MSK1
3.25% 12/15/36
1,4
172,000 169,215
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2A
3.66% 01/05/43
1,4
400,000 434,985
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
460,000 500,945
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,4
925,000 838,817

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
15 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Taurus UK DAC,
Series 2021-UK1A, Class D
(Ireland)
(SONIA plus 2.60%)
2.65% 05/17/31
1,2,3
$ 471,537 $ 637,952
UBS Commercial Mortgage Trust,
Series 2017-C4, Class XA (IO)
1.02% 10/15/50
4
9,353,768 456,623
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class XA (IO)
1.57% 12/10/45
1,4
735,246 5,205
VCC Trust,
Series 2020-MC1, Class A
4.50% 06/25/45
1,4
199,092 199,941
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class XA (IO)
1.72% 10/15/45
1,4
858,305 5,853
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.08% 08/15/50
4
17,144,537 358,231
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.03% 12/15/47
4
1,553,357 37,389
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class XA (IO)
0.86% 02/15/48
4
18,628,696 426,087
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA (IO)
0.97% 11/15/48
4
18,004,803 561,057
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class XF (IO)
1.74% 04/15/50
1,4
415,000 17,804
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS3, Class XA (IO)
0.90% 09/15/57
4
9,940,438 284,337
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XA (IO)
2.09% 06/15/49
4
6,889,266 434,778
Wells Fargo Commercial Mortgage Trust,
Series 2021-SAVE, Class XCP (IO)
10.12% 02/15/40
1,4
5,587,000 253,788
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.48% 12/15/45
1,4
1,079,426 9,963
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XB (IO)
0.45% 12/15/45
1,4
56,000,000 240,850
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XB (IO)
0.10% 06/15/45
1,4
29,387,219 15,497
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.76% 08/15/45
1,4
464,250 1,578
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class XA (IO)
0.91% 05/15/47
4
10,611,313 183,219
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2014-C22, Class XA (IO)
0.79% 09/15/57
4
$ 1,931,860 $ 33,207
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class XA (IO)
0.85% 11/15/47
4
6,200,821 125,817
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.25% 03/15/47
4
10,718,077 225,546
22,024,977
Non-Agency Mortgage-Backed — 16 .80%
Alternative Loan Trust,
Series 2005-46CB, Class A3
5.50% 10/25/35 307,066 280,342
Alternative Loan Trust,
Series 2005-46CB, Class A4
5.25% 10/25/35 232,031 207,603
Alternative Loan Trust,
Series 2005-46CB, Class A7
5.50% 10/25/35 654,543 594,009
Alternative Loan Trust,
Series 2005-55CB, Class 1A1
5.50% 11/25/35 220,071 189,196
Alternative Loan Trust,
Series 2005-64CB, Class 2A1
6.00% 11/25/35 3,082,874 852,102
Alternative Loan Trust,
Series 2005-65CB, Class 2A4
5.50% 12/25/35 384,043 334,798
Alternative Loan Trust,
Series 2005-67CB, Class A1
5.50% 01/25/36 80,200 72,967
Alternative Loan Trust,
Series 2005-74T1, Class A5
6.00% 01/25/36 525,638 414,172
Alternative Loan Trust,
Series 2005-7CB, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.05%, 5.05% Cap)
4.95% 03/01/38
2,5,6
1,699,598 198,458
Alternative Loan Trust,
Series 2005-86CB, Class A1
5.50% 02/25/36 616,492 491,876
Alternative Loan Trust,
Series 2005-86CB, Class A8
5.50% 02/25/36 281,825 224,858
Alternative Loan Trust,
Series 2006-19CB, Class A15
6.00% 08/25/36 136,518 107,048
Alternative Loan Trust,
Series 2006-32CB, Class A18
6.00% 11/25/36 155,125 121,141
Alternative Loan Trust,
Series 2006-34, Class A5
6.25% 11/25/46 1,362,133 943,811

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2006-J1, Class 1A11
5.50% 02/25/36 $ 239,655 $ 215,264
Alternative Loan Trust,
Series 2007-13, Class A1
6.00% 06/25/47 297,559 214,625
Alternative Loan Trust,
Series 2007-15CB, Class A6
5.75% 07/25/37 643,511 516,541
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00% 08/25/37 8,621 8,375
Alternative Loan Trust,
Series 2007-18CB, Class 2A25
6.00% 08/25/37 357,905 280,799
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 253,698 143,305
Alternative Loan Trust,
Series 2007-5CB, Class 1A3
6.00% 04/25/37 202,124 150,525
Alternative Loan Trust,
Series 2007-5CB, Class 1A4
6.00% 04/25/37 596,338 444,111
American Home Mortgage Assets Trust,
Series 2006-6, Class XP (IO) (PO)
2.42% 12/25/46
4,5,6
695,346 50,076
American Home Mortgage Assets Trust,
Series 2007-5, Class XP (IO) (PO)
2.73% 06/25/47
5,6
1,089,770 91,708
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
0.38% 03/25/46
2
15,624 15,139
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50% 03/25/36 7,104 7,071
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
0.25% 05/26/36
1,2
17,410 17,119
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
0.24% 10/25/36
1,2
12,959 12,742
Bear Stearns ALT-A Trust,
Series 2005-7, Class 22A1
2.87% 09/25/35
4
159,380 120,493
Bear Stearns ARM Trust,
Series 2004-3, Class 2A
2.70% 07/25/34
4
8,598 8,790
Bear Stearns ARM Trust,
Series 2005-10, Class A3
2.67% 10/25/35
4
177,915 177,280
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
ChaseFlex Trust,
Series 2007-1, Class 1A1
6.50% 02/25/37 $ 362,410 $ 179,424
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
1,4
681,000 609,960
Citigroup Mortgage Loan Trust,
Series 2009-10, Class 2A2
7.00% 12/25/35
1,4
607,094 558,147
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50% 04/25/36 343,502 341,412
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A1
6.00% 01/25/37 131,214 132,421
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A5
6.00% 01/25/37 250,465 252,767
CitiMortgage Alternative Loan Trust,
Series 2007-A2, Class 1A13
5.75% 02/25/37 289,997 292,269
CitiMortgage Alternative Loan Trust,
Series 2007-A3, Class 1A7
5.75% 03/25/37 245,359 245,378
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-14, Class A3
6.25% 09/25/37 25,005 18,627
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-20, Class A1
6.50% 01/25/38 214,354 137,512
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-7, Class A9
5.50% 06/25/37 669,746 429,443
CSMC Mortgage-Backed Trust,
Series 2006-6, Class 1A8
6.00% 07/25/36 409,432 289,909
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 10A6
6.50% 08/25/36 1,280,149 964,971
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 8A11
6.50% 08/25/36 450,924 293,507
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
4
182,021 125,681
CSMC Trust,
Series 2020-RPL5, Class A1
3.02% 08/25/60
1,4
253,178 255,285
CSMC,
Series 2014-8R, Class 3A2
4.00% 02/27/36
1,4
1,019,356 977,890
Deutsche ALT-B Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Class A2
4.94% 06/25/36
4
210,602 209,571

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
17 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche Mortgage & Asset Receiving Corp.,
Series 2014-RS1, Class 1A2
6.50% 07/27/37
1,4
$ 415,425 $ 389,771
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 2A3
6.25% 11/25/36 789,661 395,282
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA1, Class A4
6.25% 03/25/37 675,912 424,655
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA2, Class 1A4
5.75% 04/25/37 786,225 416,763
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
0.58% 08/25/45
2
6,866 6,813
GSMSC Resecuritization Trust,
Series 2015-5R, Class 1C
(LIBOR USD 1-Month plus 0.14%)
0.23% 04/26/37
1,2
453,907 450,152
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
2.85% 09/25/35
4
5,222 5,345
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
0.78% 06/20/35
2
18,676 18,374
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
2.11% 06/20/35
1,4,5,6
1,369,544 65,652
HarborView Mortgage Loan Trust,
Series 2006-5, Class X2 (IO)
2.66% 07/19/46
4,5,6
3,020,690 253,362
IndyMac Index Mortgage Loan Trust,
Series 2006-AR3, Class 2A1A
2.90% 03/25/36
4
95,762 84,517
IndyMac Index Mortgage Loan Trust,
Series 2007-F2, Class 1A4
6.00% 07/25/37 851,780 825,198
JPMorgan Alternative Loan Trust,
Series 2006-S1, Class 3A4
6.18% 03/25/36
4
911,291 907,779
JPMorgan Mortgage Trust,
Series 2007-S1, Class 2A11
6.00% 03/25/37 384,521 236,472
Lehman Mortgage Trust,
Series 2006-1, Class 1A5
5.50% 02/25/36 152,534 112,814
Lehman Mortgage Trust,
Series 2006-7, Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
6.45% 11/25/36
2,5,6
189,620 45,469
Lehman Mortgage Trust,
Series 2007-5, Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
6.24% 06/25/37
2,5,6
251,640 67,433
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman Mortgage Trust,
Series 2007-5, Class 7A3
7.50% 10/25/36 $ 566,497 $ 353,807
Lehman XS Trust,
Series 2005-1, Class 3A4 (STEP-reset date 02/25/22)
5.37% 07/25/35 56,150 56,150
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
0.50% 03/25/35
2
17,004 17,008
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A4 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.10%, 5.10% Cap)
5.00% 03/25/35
2,5,6
341,853 22,768
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A1, Class A3
(LIBOR USD 1-Month plus 0.32%)
0.42% 01/25/37
2
708,648 295,235
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A3
(LIBOR USD 1-Month plus 0.52%)
0.62% 04/25/37
2
1,961,965 218,239
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
0.60% 05/25/29
2
12,143 11,953
Morgan Stanley Mortgage Loan Trust,
Series 2007-13, Class 6A1
6.00% 10/25/37 180,177 137,560
Residential Accredit Loans Trust,
Series 2005-QS14, Class 3A3
6.00% 09/25/35 165,695 163,135
Residential Accredit Loans Trust,
Series 2005-QS16, Class A7
5.50% 11/25/35 544,430 534,900
Residential Accredit Loans Trust,
Series 2006-QS15, Class A3
6.50% 10/25/36 1,038,091 1,022,661
Residential Accredit Loans Trust,
Series 2006-QS4, Class A2
6.00% 04/25/36 354,870 353,375
Residential Accredit Loans Trust,
Series 2006-QS4, Class A4
6.00% 04/25/36 439,607 432,704
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A15
6.00% 06/25/36 177,708 171,789
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A2
6.00% 06/25/36 571,015 551,997
Residential Accredit Loans Trust,
Series 2007-QH9, Class X (IO) (PO)
0.69% 11/25/37
4,5,6
12,984,969 362,572

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QO2, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.25% 02/25/47
2
$ 557,866 $ 272,653
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A4
6.00% 01/25/37 574,510 560,282
Residential Accredit Loans Trust,
Series 2007-QS3, Class A1
6.50% 02/25/37 548,503 537,365
Residential Accredit Loans Trust,
Series 2007-QS7, Class 1A1
6.00% 05/25/37 60,028 59,227
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
7.45% 02/25/34
2,5,6
534,364 61,777
Residential Asset Securitization Trust,
Series 2005-A14, Class A5
5.50% 12/25/35 91,032 64,808
Residential Asset Securitization Trust,
Series 2005-A8CB, Class A9
5.38% 07/25/35 278,449 220,589
Residential Asset Securitization Trust,
Series 2006-A12, Class A1
6.25% 11/25/36 511,629 277,642
Residential Asset Securitization Trust,
Series 2006-A15, Class A2
6.25% 01/25/37 519,023 273,919
Residential Asset Securitization Trust,
Series 2006-A16, Class 1A3
6.00% 02/25/37 345,413 219,252
Residential Asset Securitization Trust,
Series 2006-A5CB, Class A4
6.00% 06/25/36 211,794 120,018
Residential Asset Securitization Trust,
Series 2007-A1, Class A1
6.00% 03/25/37 326,672 158,429
Residential Asset Securitization Trust,
Series 2007-A3, Class 1A4
5.75% 04/25/37 57,767 40,112
Residential Asset Securitization Trust,
Series 2007-A6, Class 1A3
6.00% 06/25/37 156,213 125,624
Residential Funding Mortgage Securities Trust,
Series 2006-S10, Class 1A1
6.00% 10/25/36 834,085 824,787
Residential Funding Mortgage Securities Trust,
Series 2006-S3, Class A7
5.50% 03/25/36 592,231 560,855
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A10
6.00% 07/25/36 283,058 277,500
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A14
6.00% 07/25/36 90,762 89,036
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2007-S8, Class 1A1
6.00% 09/25/37 $ 183,299 $ 162,293
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.43% 02/25/34
4
1,495 1,497
Structured Asset Mortgage Investments II Trust,
Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.46%)
0.56% 02/25/36
2
21,266 20,793
VOLT XCVI LLC,
Series 2021-NPL5, Class A2 (STEP-reset date 01/25/22)
4.83% 03/27/51
1
800,000 792,894
WaMu Mortgage Pass-Through Certificates,
Series 2006-2, Class 1A6
6.00% 03/25/36 30,134 30,535
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class X3 (IO)
1.15% 05/25/46
5,6
8,403,906 372,459
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1
6.00% 06/25/37 249,102 235,776
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 437,063 432,596
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A3
2.54% 10/25/36
4
43,156 41,765
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 2A1
2.79% 04/25/36
4
9,338 8,458
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7, Class A1
6.00% 06/25/37 288,678 284,286
30,359,449
U.S. Agency Commercial Mortgage-Backed — 2 .70%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.93% 07/25/39
4
474,022 14,548
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.11% 04/25/36
4
154,029 1,554
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.65% 01/25/39
4
990,047 32,557
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.81% 08/25/40
4
900,000 9,349
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.66% 06/25/41

12,639,000 243,267

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
19 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X3 (IO)
1.66% 07/25/41
4
$ 1,170,000 $ 24,238
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class X3 (IO)
2.21% 01/25/42
4
390,000 16,913
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X1 (IO)
0.52% 12/25/24
4
23,593,643 335,407
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X3 (IO)
1.48% 01/25/43
4
4,900,000 215,333
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K045, Class X1 (IO)
0.43% 11/25/25
4
31,914,921 357,562
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X1 (IO)
0.58% 07/25/25
4
13,038,427 238,846
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
4
2,925,000 144,855
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K050, Class X1 (IO)
0.31% 08/25/25
4
22,111,524 233,747
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X3 (IO)
2.11% 06/25/44
4
6,243,936 529,608
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K062, Class X3 (IO)
2.08% 01/25/45
4
3,000,000 281,937
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.17% 05/25/46
4
4,850,000 338,878
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class X3 (IO)
2.15% 05/25/47
4
3,160,000 266,249
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K736, Class X3 (IO)
2.01% 09/25/47
4
2,495,000 206,983
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
4
696,314 30,817
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.05% 03/25/26
4
$ 944,857 $ 35,337
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KLU1, Class X3 (IO)
3.97% 01/25/31
4
339,970 48,987
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT1 (IO)
1.66% 05/25/25 5,491,918 141,674
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT2 (IO)
1.81% 05/25/27 4,973,759 174,100
FREMF Mortgage Trust,
Series 2012-K20, Class X2A (IO)
0.20% 05/25/45
1
3,297,904 702
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
4
926,353 46,510
Ginnie Mae,
Series 2010-159, Class D
4.30% 09/16/44
4
420,234 428,810
Ginnie Mae,
Series 2011-119, Class IO (IO)
0.30% 08/16/51
4
1,812,280 8,246
Ginnie Mae,
Series 2011-86, Class C
3.63% 09/16/51
4
248,770 255,723
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.68% 12/16/51
4
2,282,119 39,913
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.54% 01/16/53
4
362,313 6,329
Ginnie Mae,
Series 2013-33, Class IO (IO)
0.49% 04/16/54
4
485,921 4,079
Ginnie Mae,
Series 2014-126, Class IO (IO)
0.72% 02/16/55
4
5,835,318 164,633
4,877,691
U.S. Agency Mortgage-Backed — 13 .06%
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.18%)
2.26% 04/01/36
2
54,549 54,680
Fannie Mae REMICS,
Series 2005-56, Class SP
(-6.00 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00% 08/25/33
2
5,271 5,473

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.90% 11/25/41
2
$ 95,084 $ 12,029
Fannie Mae REMICS,
Series 2012-139, Class AI (IO)
3.00% 12/25/27 251,998 14,376
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 299,571 55,449
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.50% 10/20/33
2
357,157 63,458
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 35,729 37,888
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 4,617 4,781
UMBS (TBA)
2.00% 02/01/52 11,275,000 11,216,037
2.50% 02/01/52 11,925,000 12,145,919
23,610,090
Total Mortgage-Backed
(Cost $89,297,240) 80,872,207
MUNICIPAL BONDS — 0 .47% *
California — 0 .06%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 100,000 112,565
Florida — 0 .07%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.61% 10/01/32 100,000 100,243
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.45% 10/01/30 30,000 31,713
131,956
New York — 0 .28%
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 155,000 169,512
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 71,529
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
3.11% 02/15/39 150,000 159,460
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 $ 100,000 $ 95,815
496,316
Ohio — 0 .06%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 100,000 105,144
Total Municipal Bonds
(Cost $859,203) 845,981
Total Bonds — 107 .34%
(Cost $205,039,312)
193,983,915
Issues Shares Value
COMMON STOCK — 0 .21%
Financials — 0 .21%
AGNC Investment Corp. 25,500 383,520
Total Common Stock
(Cost $362,697)
WARRANT — 0 .05%
Entertainment — 0 .05%
Cineworld Group PLC
3,9
(United Kingdom) 152,713 82,737
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4 .67%
Money Market Funds — 4 .67%
Dreyfus Government Cash Management Fund
0.03%
12
6,540,000 6,540,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
12
125,396 125,396
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
12
1,776,000 1,776,000
Total Short-Term Investments
(Cost $8,441,396) 8,441,396
Total Investments Before Written Options - 112.27%
(Cost $213,843,405) 202,891,568
Written Options - (0.05)%
(Cost $(83,514)) (77,500)
Net unrealized appreciation on unfunded commitments
- 0.00% 1,890
Liabilities in Excess of Other Assets - (12.22)% (22,098,669)
Net Assets - 100.00% $ 180,717,289

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
21 / December 2021
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,432,349, which is 1.90% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $200,313, at an interest rate of 3.60% and a maturity of October 13, 2022. The investment is accruing an unused commitment fee of
1.58% per annum.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $46,038, at an interest rate of 3.75% and a maturity of November 18, 2027. The investment is accruing an unused commitment fee of 1.13% per annum.
9
Non-income producing security.
10
Security is currently in default with regard to scheduled interest or principal payments.
11
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
12
Represents the current yield as of December 31, 2021.
†
Fair valued security. The aggregate value of fair valued securities is $1,317,871, which is
0.73% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CAD): Canadian Dollar
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
CAD 3,248,000 USD 2,533,344 Citigroup Global Markets Inc. 01/07/22 $ 37,989
EUR 589,000 USD 666,069 Goldman Sachs International 01/07/22 3,836
GBP 495,000 USD 664,433 Goldman Sachs International 01/07/22 6,008
USD 2,628,957 CAD 3,248,000 Citigroup Global Markets Inc. 01/07/22 57,625
USD 690,583 EUR 589,000 Goldman Sachs International 01/07/22 20,679
USD 678,855 GBP 495,000 Goldman Sachs International 01/07/22 8,412
134,549
USD 2,532,514 CAD 3,248,000 Citigroup Global Markets Inc. 04/08/22 (37,968)
USD 643,658 EUR 568,000 Goldman Sachs International 04/08/22 (3,645)
USD 648,007 GBP 483,000 Goldman Sachs International 04/08/22 (5,878)
(47,491)
NET UNREALIZED APPRECIATION $ 87,058
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 385 03/31/22 $ 46,575,977 $ 151,154 $ 151,154
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 150 03/22/22 (21,965,625) (251,810) (251,810)
U.S. Treasury Ultra Bond 32 03/22/22 (6,308,000) (25,336) (25,336)
(28,273,625) (277,146) (277,146)
TOTAL FUTURES CONTRACTS $ 18,302,352 $ (125,992) $ (125,992)

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 22
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 2-Year MIDCV Future Options 50 $ 98.25 09/16/22 $ (6,145,313) $ (43,437)
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 2-Year MIDCV Future Options 50 $ 98.25 09/16/22 $ (6,145,313) $ (34,063)

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
23 / December 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 24
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
FLEXIBLE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 8,441,396 $ — $ — $ 8,441,396
Long-Term Investments:
Asset-Backed Securities — 32,179,341 727,177 32,906,518
Bank Loans — 14,450,218 — 14,450,218
Common Stock 383,520 — — 383,520
Corporates — 57,389,242 542,175 57,931,417
Foreign Government Obligations — 6,977,574 — 6,977,574
Mortgage-Backed Securities — 78,709,210 2,162,997 80,872,207
Municipal Bonds — 845,981 — 845,981
Warrant 82,737 — — 82,737
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 134,549 — 134,549
Interest rate contracts 151,154 — — 151,154
Liabilities:
Foreign currency exchange contracts — (47,491) — (47,491)
Interest rate contracts (354,646) — — (354,646)
Total $ 8,704,161 $ 190,638,624 $ 3,432,349 $ 202,775,134
*Other financial instruments include foreign currency exchange contracts, futures and written options. Interest rate contracts include futures and written options.

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
25 / December 2021
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Flexible Income Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2021:
FLEXIBLE INCOME
FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 815,348 $ 213,302 $ 2,696,696
Accrued discounts/premiums (6,789) 54,771 (98,148)
Realized gain (loss) — 1,528 (1,962)
Change in unrealized (depreciation)* (58,735) (28,347) (424,873)
Purchases — 322,398 —
Sales (22,647) (21,477) (8,716)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2021
$ 727,177 $ 542,175 $ 2,162,997
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $(510,883) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
FLEXIBLE INCOME FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $524,871 Broker Quote Offered Quote $100.00 $100.00
Asset-Backed Securities $202,306 Third-Party Vendor Vendor Prices $2.19 $2.19
Corporate Securities $542,175 Third-Party Vendor Vendor Prices $19.75 - $93.88 $88.48
Mortgage-Backed Securities-Commercial
Mortgage-Backed $571,263 Third-Party Vendor Vendor Prices $1.84 $1.84
Mortgage-Backed Securities-Non-Agency $1,591,734 Third-Party Vendor Vendor Prices $2.79 - $26.80 $7.74
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLEXIBLE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
Intelsat Jackson Holdings SA, Delayed-Draw Term Loan, 1st Lien October 2022 $ 200,313 $ 2,468
Precision Medicine Group LLC, Delayed-Draw Term Loan, 1st Lien November 2027 46,038 (578)
Total Unfunded Commitments $ 246,351 $ 1,890